Acquisition - Aggregate Purchase Price (Details) (USD $)	9 Months Ended	1 Months Ended	0 Months Ended
	Sep. 30, 2014	May 31, 2014	Mar. 04, 2014	Jul. 31, 2014
Acquisition
Cash paid for acquisition	$ 1,750,000
Aggregate purchase price	2,125,000
Contingent consideration liability	375,000
Payment Arrangement One
Acquisition
Contingent consideration liability				375,000
Payment Arrangement Two
Acquisition
Contingent consideration payments		250,000
DeviceFidelity
Acquisition
Cash paid for acquisition			1,125,000
Maximum amount of contingent consideration to be paid			1,000,000
DeviceFidelity | Maximum
Acquisition
Aggregate purchase price			2,125,000
DeviceFidelity | Payment Arrangement One
Acquisition
Maximum amount of contingent consideration to be paid			375,000
DeviceFidelity | Payment Arrangement Two
Acquisition
Maximum amount of contingent consideration to be paid			250,000
DeviceFidelity | Payment Arrangement Three
Acquisition
Maximum amount of contingent consideration to be paid			$ 375,000